RELATED PARTY TRANSACTIONS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 4 – RELATED PARTY TRANSACTIONS

Notes Payable to Related Party

The Company entered into the following promissory notes payable to its CEO during the year ended December 31, 2017 and during the nine months ended September 30, 2018:

Note Date	Note Amount	Accrued Interest	Total
January 2017 (1)	$300,000	$16,504	$316,504
June 2017 (2)	105,000	2,048	107,048
June 2017 (3)	130,050	2,564	132,614
	535,050	21,116	556,166
Expenses owed to related party			2,234
Principle of note payable to related party after consolidation at December 31, 2017			$558,400

March 2018 (4)	$72,000	-	72,000
April 2018 (5)	$42,000	-	42,000
August 2018 (6)	$70,000	-	70,000
Principle balance of notes payable to related party at September 30, 2018	184,000	-	$184,000

Total principle amount of notes payable to related party at September 30, 2018			$742,400

(1) In January 2017, the Company entered into a note agreement in the amount of $300,000 with the Company’s CEO. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest of $16,504 through September 25, 2017. Concurrently, the board of directors also approved issuance of 100,000 shares of the Company’s common stock as additional interest. These shares were accounted for as debt issuance costs, valued at $182,000. The costs were expensed at the commitment date of the note as interest expense since the note is a short term capital advance with no stated term. This note was convertible into the shares of the Company’s common stock at $0.50/share and the note holder did not exercise the conversion option.

(2) In June 2017, the Company entered into a note agreement in the amount of $105,000 with the Company’s CEO for short term working capital advance. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest and recorded interest expense of $2,048 through September 25, 2017. This note was convertible into the shares of the Company’s common stock at $0.50/share and the note holder did not exercise the conversion option.

(3) In June 2017, the Company received a short term working capital advance of $130,050 from its CEO. The advance bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest and recorded interest expense of $2,564 through September 25, 2017.

On September 25, 2017, the board of directors approved the Company to enter into a consolidated note payable agreement with the Company’s CEO to consolidate the above notes (1) and (2) and advances (3) received from its CEO, including accrued interests on these notes. The total amount of the principle and interest consolidated was $558,400. This consolidated note payable bears 8% interest per annum and is due on demand. Interest expense on this note from September 25, 2017 to December 31, 2017 in the amount of $11,872 and for the nine months ended September 30, 2018 in the amount of $33,412 are included in accrued expenses in Note 7. This note is secured by all of the Company's assets.

(4) In March 2018, the Company entered into three separate unsecured promissory note agreements with its CEO and his spouse, in the amounts of $12,000, $40,000 and $20,000, totaled $72,000. Each of these promissory notes bears interest at a rate of 8% per annum. The principle balance and accrued interest is due 60 days from the date of the note. The Company accrued interest on these notes in the amount of $2,950 for the nine months ended September 30, 2018. This amount is included in accrued expenses in Note 7.

(5) In April 2018, the Company entered into two separate unsecured promissory note agreements with its CEO and his spouse, in the amounts of $10,000 and $32,000, totaled $42,000. Each of these promissory notes bears interest at a rate of 8% per annum. The principle balance and accrued interest is due 60 days from the date of the note. The Company accrued interest on these notes in the amount of $1,486 for the nine months ended September 30, 2018. This amount is included in accrued expenses in Note 7.

In May 2018, the board of directors approved the Company to enter into a promissory note agreement with the Company's CEO and his spouse to consolidate notes (4) and (5). The total amount of the principle consolidated was $114,000. The amount of interest accrued from the note dates to the date of the consolidation was minimal and therefore was not included in the consolidation. The promissory note accrues interest at 8% from the date of consolidation and is due within 120 days of the note date.

(6) In August 2018, the Company entered into three separate unsecured promissory note agreements with its CEO and his spouse, in the amounts of $25,000, $25,000, and $20,000, totaled $70,000. Each of these promissory notes bears interest at a rate of 8% per annum. The principle balance and accrued interest is due 60 days from the date of the note. The Company accrued interest on these notes in the amount of $757 for the nine months ended September 30, 2018. This amount is included in accrued expenses in Note 7.

As a result, the total amount of notes payable to related party was $742,400 and $558,400, at September 30, 2018 and December 31, 2017, respectively.

Payable to Related Parties

Payable to related parties consisted of the followings at September 30, 2018 and December 31, 2017:

	September 30,	December 31,
	2018	2017
Short term loan from related entity (1)	$61,500	$41,994
Storage and corporate housing and auto allowances owed to CEO (2)	2,000	10,000
Amount owed to a director (3)	-	29,064
	$63,500	$81,058

(1) In 2017, the Company received a working capital advance of $74,348 from a related entity. These advances are non-interest bearing and were intended as short term capital advances. The remaining balances have been included in payable to related parties on the consolidated balance sheet as current liabilities at September 30, 2018 and December 31, 2017.

(2) On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000.

In May 2018, the board of directors approved to discontinue payment of the storage and corporate housing allowance of $1,000 per month, retroactively to January 1, 2018. As a result, expenses accrued during the three months ended March 31, 2018 was reversed during the three months ended June 30, 2018. The automobile allowance remains unchanged at $1,000 per month.

In July 2018, the board of directors approved issuance of 85,000 shares of the Company's restricted common stock to the Company's CEO to settle the accrued storage and corporate housing allowance and automobile allowance in the amount of $17,000. As a result, $2,000 and $10,000 remained owed to the Company’s CEO at September 30, 2018 and December 31, 2017, respectively.

During the three and nine months ended September 30, 2018, expenses related to the housing and automobile allowances totaled $3,000 and $9,000, respectively. During the three and nine months ended September 30, 2017, expenses related to the housing and automobile allowances totaled $6,000 and $18,000, respectively.

(3) During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as leasehold improvements in the Company’s consolidated balance sheets. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid in February 2018 through issuance of 36,018 shares of the Company’s common stock to the director and $6,000 was paid to the director. The remaining amount was paid during the three months ended September 30, 2018.

Other Related Party Transactions

In May 2018, the Company's CEO personally financed the purchase, with the Company's board of directors' approval, a piece of property in Tennessee for the benefit of the Company. The property consists of a 14 acres farm and an indoor growing area. The Company's CEO personally funded the purchase price of the property at $185,000 and closing costs. The board of directors also granted the Company the right to purchase the farm from the Company's CEO at his cost plus 6.09% interest when the Company has sufficient cash flows to do so. At the time of the filing, the Company has not exercised such right.

The board of directors also approved for the Company to enter into a lease to lease this property from the Company's CEO, effective June 1, 2018. The term of the lease is for one year with an automatic renewal term of one year. The lease requires the Company to pay all expenses related to the acquisition and operation of the property, including but not limited to the Company's CEO's personal incremental borrowing costs, repairs and maintenance, real estate taxes, licenses and permits, etc. For the three and nine months ended September 30, 2018, the Company incurred $9,147 and $14,158, respectively, in operating expenses for this property.

NOTE 5 - RELATED PARTY TRANSACTIONS

Note Payable to Related Party

The following notes and advances, together with accrued interest, were consolidated into one single note payable to the Company’s CEO:

(1) In January 2017, the Company entered into a note agreement in the amount of $300,000 with the Company’s CEO. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest of $16,504 through September 25, 2017. Concurrently, the board of directors also approved issuance of 100,000 shares of the Company’s common stock as additional interest. These shares were accounted for as debt issuance costs, valued at $182,000. The costs were expensed at the commitment date of the note as interest expense since the note is a short term capital advance with no stated term. This note was convertible into the shares of the Company’s common stock at $0.50/share and the note holder did not exercise the conversion option.

(2) In June 2017, the Company entered into a note agreement in the amount of $105,000 with the Company’s CEO for short term working capital advance. The note bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest and recorded interest expense of $2,048 through September 25, 2017. This note was convertible into the shares of the Company’s common stock at $0.50/share and the note holder did not exercise the conversion option.

(3) In June 2017, the Company received a short term working capital advance of $130,050 from its CEO. The advance bears interest at a rate of 8% per annum and specifies no due date. The Company accrued interest and recorded interest expense of $2,564 through September 25, 2017.

(4) On September 25, 2017, the board of directors approved the Company to enter into a consolidated note payable agreement with the Company’s CEO to consolidate notes and advances received from its CEO, including accrued interests on these notes.

Note Date	Note Amount	Accrued Interest	Total
January 2017	$300,000	$16,504	$316,504
June 2017	105,000	2,048	107,048
June 2017	130,050	2,564	132,614
	535,050	21,116	556,166
Expenses owed to related party			2,234
Principle of note payable to related party after consolidation			$558,400

The consolidated note payable bears interest at 8% and is due and payable on demand or first from any capital raised. The note is secured by a first lien on the assets of the Company and its subsidiaries. The Company accrued interest and recorded interest expense of $11,872 for the period September 25, 2017 to December 31, 2017 and is included in accrued liabilities.

Payable to Related Parties

Payable to related parties consisted of the followings at December 31, 2017 and 2016:

	2017	2016
Short term loan from related entity (1)	$41,994	$-
Storage and corporate housing and auto allowances owed to CEO (2)	10,000	4,000
Amount owed to a director (3)	29,064	-
	$81,058	$4,000

(1) In 2017, the Company received a working capital advance of $74,348 from a related entity. These advances are non-interest bearing and were intended as short term capital advances. The remaining balances of $41,994 have been included in payable to related parties on the consolidated balance sheet as current liabilities at December 31, 2017.

(2) On May 1, 2016, the Company entered into an employment agreement with its CEO. The term of the employment is through December 31, 2019. The agreement provides for a monthly storage and corporate housing allowance of $1,000 for a property owned by the CEO and a monthly automobile allowance of $1,000. During the year ended December 31, 2017, expenses related to the housing and automobile allowances totaled $24,000, of which $10,000 remained owed to the Company’s CEO at December 31, 2017. During the year ended December 31, 2016, expenses related to the housing and automobile allowances totaled $16,000, of which $4,000 remained owed to the CEO at December 31, 2016.

(3) During the year ended December 31, 2017, a director of the Company incurred time and expenses related to improving the retail space located in Tennessee. These costs have been recorded as property and equipment in the Company’s consolidated balance sheet at December 31, 2017. At December 31, 2017, the Company owed this director $29,064, of which $17,648 was paid after December 31, 2017 through issuance of 36,018 shares of the Company’s common stock to the director.

Other Related Party Transactions

In March 2017, the Company’s board of directors approved issuance of 50,000 shares of the Company’s common stock to a director for his service in a financing transaction and the equity purchase agreement described in NOTES 9 and 10. The Company determined that 16,000 shares of the total number of shares represent non-cash debt issuance costs directly related to the convertible notes financing and the remaining 34,000 shares represent compensation costs directly related to the equity purchase agreement with this investor. These shares were valued at $82,500.

In May 2017, the Company and EMT entered into an agreement to purchase a parcel of land in Tennessee and an Industrial Hemp Grower License issued by the Tennessee Department of Agriculture from one of the Company’s directors. The purchase price of the transaction was 80,000 shares of the Company’s restricted common stock. These shares were valued at $1.60 per share, or $128,000, on the commitment date. EMT allocated the purchase price among the assets acquired based on their fair values as follow:

Land purchase price	$26,194
Land preparation and cleanup	15,000
Industrial Hemp Grower License	-
Compensation	86,806
Total Purchase Price	$128,000

The Company determined the value of the land based on the purchase price paid by the director in December 2016. There has been no significant changes in the value of the land since that time. The Company estimated land preparation and cleanup costs at $15,000. The director applied for and paid a fee of $264 to obtain the license. The Company was not able to determine the value of the license since the license was granted as part of the hemp pilot program in Tennessee and the Company has not generated any cash flows from this license. The Company entered into this agreement with its director, in lieu of the state of Tennessee, as a result of the state’s residency requirement to enter into the program in Tennessee. As a result, this director is also a registered agent and a director of EMT, a Tennessee corporation. The remaining purchase price of $86,806 represented compensation to this director for his effort in preparing the Company for operations in Tennessee. During the year ended December 31, 2017, this director also incurred expenses in excavating and clearing of the land, installing driveway and culvert and completing the survey for excavation. The board of directors approved issuance of the Company’s common stock to compensate this director for his expenses. As a result, the Company recorded its commitment to issue 15,520 shares of its common stock valued at $0.61 per share, for a total of $9,529, which is included as part of the cost of the land. Accordingly, the total recorded cost of the Tennessee land acquisition is $50,723.

During the year ended December 31, 2017, the Company issued 20,000 shares of the Company’s common stock to each of its three directors for serving on the Company’s board during 2017 and 2016. The total of 60,000 shares were valued at $99,000. There was no cash compensation paid to the directors for their service on the board. During the year ended December 31, 2016, the Company paid $1,000 cash compensation to each of its four non-employee directors, totaled $4,000.

During the year ended December 31, 2016, the Company’s CEO advanced working capital to the Company in multiple tranches that totaled $600,000 to fund operating expenses. In December 2016, the Company issued to the CEO 1,200,000 shares of the Company’s common stock at $0.50 per share as payment in full of this advance.